Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13000185

Received SEC

FEB 22 2013

Washington, DC 20549

February 22, 2013

001-08944

CERT NYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CLIFFS NATURAL RESOURCES INC. Depositary Shares, each representing a 1/40th ownership interest in a share of 7.00% Series A Mandatory Convertible Preferred Stock, Class A, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 22, 2013. Tentative listing date – February 26, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5026
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